Commitments and Contingent Liabilities (Details) - USD ($)	1 Months Ended			12 Months Ended
	Jun. 28, 2020	Mar. 31, 2020	Jan. 31, 2020	Dec. 31, 2020
Commitments and Contingent Liabilities (Details) [Line Items]
Percentage of royalties in sales				100.00%
Aggregate contingent obligation				$ 6,303
New grant application, description		the Company submitted a grant application to the IIA for funding of its clinical development program of prevention of organ dysfunction and cytokine storms associated with COVID-19. The Company’s application for grants of NIS 1,857 thousand ($578 thousand) was approved by the IIA in April 2020 for a period commencing April 1, 2020 and ending March 31, 2021. The approved IIA funding was approximately 30% of the total expenses for the approved clinical program which was executed in Israel.	the Company submitted a grant application to the IIA for funding of its clinical development program of prevention of cytokine storms and organ dysfunction associated with Sepsis. The Company’s application for grants of NIS 3,467 thousand ($1,078 thousand) was approved by the IIA in April 2020 for a period commencing April 1, 2020 and ending March 31, 2021. The approved IIA funding was approximately 30% of the total expenses for the approved clinical program which was executed in Israel
Agreement, description	The special bonus comprised of (i) a cash bonus in the amount of 100% of his annual base retainer; and (ii) 250,000 options, vesting equally over 36 months at an exercise price equal to a 25% discount. As of December 31, 2020, a special bonus was not accrued or paid.
Minimum [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Percentage of royalties in sales				3.00%
Maximum [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Percentage of royalties in sales				5.00%